Operating segments	12 Months Ended
Dec. 31, 2019
Operating segments [Abstract]
Operating segments

5.    Operating segments

The Organization operates mainly in the banking and insurance segments. Our banking operations include operations in the retail, middle-market and corporate sectors, lease, international bank operations, investment bank operations and as a private bank. The Organization also conducts banking segment operations through its branches located throughout the country, in branches abroad and through subsidiaries as well as by means of shareholding interests in other companies. Additionally we are engaged in insurance, supplemental pension plans and capitalization bonds through our subsidiary, Bradesco Seguros S.A. and its subsidiaries.

The following segment information was prepared based on reports made available to Management to evaluate performance and make decisions regarding the allocation of resources for investments and other purposes. Our Management uses a variety of accounting information, which includes the proportional consolidation of associates and joint ventures. Accordingly, the information of the segments shown in the following tables was prepared in accordance with the specific procedures and other provisions of the Financial Institutions Accounting Plan and the total amounts, which correspond to the consolidated information, were prepared in accordance with IFRS, issued by the IASB.

The main assumptions for the segmentation of income and expenses include (i) surplus cash invested by the entities operating in insurance, supplemental pension and capitalization bonds are included in this segment, resulting in an increase in net interest income; (ii) salaries and benefits and administrative costs included in the insurance, supplemental pension and capitalization bonds segment consist only of cost directly related to these operations, and (iii) costs incurred in the banking operations segment related to the infrastructure of the branch network and other general indirect expenses have not been allocated between segments.

In 2019, we reviewed the presentation of results by segment, to align with that used by management for decision making and other information provided to the market. For the purposes of comparability, the previous periods have been reclassified.

	For the year ended December 31, 2019 - R$ thousand
	Banking	Insurance, pension and capitalization bonds	Other Activities	Eliminations	Managerial Income Statement	Proportionately consolidated (1)	Adjustments of	Adjustments (3)	Consolidated in accordance with IFRS
							Consolidation (2)

Revenue from financial intermediation	113,402,430	22,936,178	228,386	(2,651,701)	133,915,293	(818,428)	125,364	(8,915,835)	124,306,394
Expenses from financial intermediation (4)	(49,683,456)	(16,930,146)	-	2,651,701	(63,961,901)	104,508	2,404,402	2,835,005	(58,617,986)
Financial margin	63,718,974	6,006,032	228,386	-	69,953,392	(713,920)	2,529,766	(6,080,830)	65,688,408
Allowance for loan losses	(18,891,493)	-	-	-	(18,891,493)	170,961	-	4,716,005	(14,004,527)
Gross income from financial intermediation	44,827,481	6,006,032	228,386	-	51,061,899	(542,959)	2,529,766	(1,364,825)	51,683,881
Income from insurance, pension plans and capitalization bonds	-	8,935,610	-	33,355	8,968,965	(6,840)	-	13,680	8,975,805
Fee and commission income	31,135,507	2,028,371	306,865	(136,176)	33,334,567	(4,128,937)	(2,254,425)	(1,613,529)	25,337,676
Personnel expenses	(23,072,600)	(2,030,224)	(390,706)	-	(25,493,530)	710,807	-	256,405	(24,526,318)
Other administrative expenses (5)	(20,327,502)	(1,495,894)	(194,265)	611,500	(21,406,161)	1,419,119	(249,173)	(2,119,131)	(22,355,346)
Tax expenses	(6,203,188)	(1,110,470)	(72,662)	-	(7,386,320)	528,090	-	-	(6,858,230)
Share of profit (loss) of unconsolidated and jointly controlled companies	12,921	276,165	8,046	-	297,132	906,399	-	(2,449)	1,201,082
Other operating income / expenses	(21,082,041)	(734,635)	99,071	(508,679)	(22,226,284)	663,471	(26,168)	2,012,421	(19,576,560)
Operating profit	5,290,578	11,874,955	(15,265)	-	17,150,268	(450,850)	-	(2,817,428)	13,881,990
Non-operating income	(537,428)	26,800	133	-	(510,495)	(9,583)	-	19,166	(500,912)
IT/SC (Income Tax/Soc. Contrib.) and non-controlling interests	10,431,415	(4,490,945)	2,372	-	5,942,842	460,433	-	1,388,854	7,792,129
Net Income in 2019	15,184,565	7,410,810	(12,760)	-	22,582,615	-	-	(1,409,408)	21,173,207
Total assets	1,264,627,391	325,767,085	5,014,369	(186,104,068)	1,409,304,777	(8,436,501)	(41,729,208)	19,388,617	1,378,527,685
Investments in associates and joint ventures	106,628,723	2,261,867	6,603	(106,710,041)	2,187,152	5,103,609	-	344,851	7,635,612
Total liabilities	1,064,606,520	287,062,911	1,167,684	(79,394,027)	1,273,443,088	(7,333,871)	(41,729,208)	18,604,102	1,242,984,111

(1) They refer to: adjustments of consolidation, originating from proportionally consolidated companies (Grupo Cielo, Grupo Alelo, Crediare, etc.) for management purposes;
(2) Adjustments of consolidation originating from the "non-consolidation" of exclusive funds;

(3) Adjustments due to the differences of the accounting standards used in the management reports and in the financial statements of the Organization that were prepared in the IFRS. The main adjustments refer to the loss expected from financial assets, business models, effective interest rate and business combinations;

(4) Includes, in the Consolidated IFRS, the balances referring to “Net gains / (losses) on financial assets and liabilities at fair value through profit or loss”, “Net gains / (losses) on financial assets at fair value through other comprehensive income ”and“ Net gains / (losses) from operations in foreign currency ”; and

(5) Includes, in the Consolidated IFRS, the balances referring to depreciation and amortization.

	For the year ended December 31, 2018 - R$ thousand
	Banking	Insurance, pension and capitalization bonds	Other Activities	Eliminations	Managerial Income Statement	Proportionately consolidated (1)	Adjustments of	Adjustments (3)	Consolidated in accordance with IFRS
							Consolidation (2)

Revenue from financial intermediation	110,639,034	18,612,108	256,364	(1,727,080)	127,780,426	(1,084,631)	(1,084,034)	(13,064,806)	112,546,955
Expenses from financial intermediation (4)	(52,958,441)	(13,365,526)	-	1,727,080	(64,596,887)	88,764	3,729,581	5,533,873	(55,244,669)
Financial margin	57,680,593	5,246,582	256,364	-	63,183,539	(995,867)	2,645,547	(7,530,933)	57,302,286
Allowance for loan losses	(18,319,973)	-	-	-	(18,319,973)	94,494	-	1,960,644	(16,264,835)
Gross income from financial intermediation	39,360,620	5,246,582	256,364	-	44,863,566	(901,373)	2,645,547	(5,570,289)	41,037,451
Income from insurance, pension plans and capitalization bonds	-	8,320,676	-	39,858	8,360,534	-	-	-	8,360,534
Fee and commission income	30,022,769	2,169,807	354,734	(221,722)	32,325,588	(4,578,360)	(2,527,231)	(1,388,407)	23,831,590
Personnel expenses	(18,102,452)	(1,643,734)	(239,461)	-	(19,985,647)	854,580	-	259,605	(18,871,462)
Other administrative expenses (5)	(19,126,128)	(1,609,750)	(204,736)	649,851	(20,290,763)	971,706	(119,519)	(2,243,641)	(21,682,217)
Tax expenses	(5,660,519)	(960,453)	(73,649)	-	(6,694,621)	597,722	-	-	(6,096,899)
Share of profit (loss) of unconsolidated and jointly controlled companies	6,620	206,272	(14,879)	-	198,013	1,420,804	-	61,558	1,680,375
Other operating income / expenses	(11,943,485)	(998,070)	193,794	(467,967)	(13,215,728)	891,788	1,203	4,376,193	(7,946,544)
Operating profit	14,557,425	10,731,330	272,167	20	25,560,942	(743,133)	-	(4,504,981)	20,312,828
Non-operating income	(929,396)	32,145	2,406	(20)	(894,865)	24,052	-	-	(870,813)
IT/SC (Income Tax/Soc. Contrib.) and non-controlling interests	(1,134,166)	(4,374,553)	(72,405)	-	(5,581,124)	719,081	-	2,168,467	(2,693,576)
Net Income in 2018	12,493,863	6,388,922	202,168	-	19,084,953	-	-	(2,336,514)	16,748,439
Total assets	1,251,749,713	304,004,114	5,966,071	(175,709,936)	1,386,009,962	(8,731,352)	(89,986,505)	18,251,609	1,305,543,714
Investments in associates and joint ventures	97,416,676	2,617,258	60,894	(97,903,242)	2,191,586	5,619,603	-	314,610	8,125,799
Total liabilities	1,068,861,135	270,540,773	1,148,139	(77,806,694)	1,262,743,353	(7,630,632)	(89,986,505)	15,741,378	1,180,867,594

(1) They refer to: adjustments of consolidation, originating from proportionally consolidated companies (Grupo Cielo, Grupo Alelo, Crediare, etc.) for management purposes;
(2) Adjustments of consolidation originating from the "non-consolidation" of exclusive funds;

(3) Adjustments due to the differences of the accounting standards used in the management reports and in the financial statements of the Organization that were prepared in the IFRS. The main adjustments refer to the loss expected from financial assets, business models, effective interest rate and business combinations;

(4) Includes, in the Consolidated IFRS, the balances referring to “Net gains / (losses) on financial assets and liabilities at fair value through profit or loss”, “Net gains / (losses) on financial assets at fair value through other comprehensive income ”and“ Net gains / (losses) from operations in foreign currency ”; and

(5) Includes, in the Consolidated IFRS, the balances referring to depreciation and amortization.

	For the year ended December 31, 2017 - R$ thousand
	Banking	Insurance, pension and capitalization bonds	Other Activities	Eliminations	Managerial Income Statement	Proportionately consolidated (1)	Adjustments of	Adjustments (3)	Consolidated in accordance with IFRS
							Consolidation (2)

Revenue from financial intermediation	130,015,483	23,564,395	262,868	(1,331,236)	152,511,510	(1,321,024)	(2,928,359)	(10,467,896)	137,794,231
Expenses from financial intermediation (4)	(67,744,701)	(18,174,550)	-	1,331,236	(84,588,015)	66,672	5,464,307	3,467,621	(75,589,415)
Financial margin	62,270,782	5,389,845	262,868	-	67,923,495	(1,254,352)	2,535,948	(7,000,275)	62,204,816
Allowance for loan losses	(25,210,020)	-	-	-	(25,210,020)	125,761	-	8,223,424	(16,860,835)
Gross income from financial intermediation	37,060,762	5,389,845	262,868	-	42,713,475	(1,128,591)	2,535,948	1,223,149	45,343,981
Income from insurance, pension plans and capitalization bonds	-	6,791,337	-	738	6,792,075	-	-	-	6,792,075
Fee and commission income	28,566,371	2,063,187	366,446	(133,813)	30,862,191	(4,443,914)	(2,390,311)	(1,279,138)	22,748,828
Personnel expenses	(19,919,896)	(1,591,949)	(295,618)	-	(21,807,463)	797,306	-	286,892	(20,723,265)
Other administrative expenses (5)	(18,845,656)	(1,702,816)	(186,780)	602,760	(20,132,492)	917,548	(60,812)	(2,175,273)	(21,451,029)
Tax expenses	(5,440,571)	(973,477)	(80,715)	-	(6,494,763)	534,145	-	-	(5,960,618)
Share of profit (loss) of unconsolidated and jointly controlled companies	(22,657)	205,278	9,675	-	192,296	1,312,974	-	213,141	1,718,411
Other operating income / expenses	(9,910,746)	(513,611)	215,681	(469,685)	(10,678,361)	1,067,313	(84,825)	5,445,764	(4,250,109)
Operating profit	11,487,607	9,667,794	291,557	-	21,446,958	(943,219)	-	3,714,535	24,218,274
Non-operating income	(729,584)	251,368	(583)	-	(478,799)	4,084	-	-	(474,715)
IT/SC (Income Tax/Soc. Contrib.) and non-controlling interests	(1,836,636)	(4,384,760)	(89,008)	-	(6,310,404)	939,135	-	(1,057,687)	(6,428,956)
Net Income in 2018	8,921,387	5,534,402	201,966	-	14,657,755	-	-	2,656,848	17,314,603
Total assets	1,146,536,514	289,461,412	5,615,832	(143,285,480)	1,298,328,278	(8,877,954)	(78,178,606)	13,081,722	1,224,353,440
Investments in associates and joint ventures	87,010,313	2,602,781	52,223	(87,483,681)	2,181,636	5,840,951	-	234,797	8,257,384
Total liabilities	984,405,043	256,094,800	1,065,836	(55,801,799)	1,185,763,880	(7,744,166)	(78,178,606)	6,818,628	1,106,659,736

(1) They refer to: adjustments of consolidation, originating from proportionally consolidated companies (Grupo Cielo, Grupo Alelo, Crediare, etc.) for management purposes;
(2) Adjustments of consolidation originating from the "non-consolidation" of exclusive funds;

(3) Adjustments due to the differences of the accounting standards used in the management reports and in the financial statements of the Organization that were prepared in the IFRS. The main adjustments refer to the impairment of loans and advances, effective interest rate and business combinations;

(4) Includes, in the Consolidated IFRS, the balances related to “Net gains/(losses) on financial assets and liabilities at fair value through income”, “Net gains/(losses) on financial assets at fair value through other comprehensive income” and “Net gains/(losses) on foreign currency transactions”; and

(5) Includes, in the Consolidated IFRS, the balances referring to depreciation and amortization.

Our operations are substantially conducted in Brazil. Additionally, as of December 31, 2019, we have one branch in New York, one branch in Grand Cayman, and one branch in London, mainly to complement our banking services and assist in import and export operations for Brazilian customers. Moreover we also have subsidiaries abroad, namely: Banco Bradesco Argentina S.A.U. (Buenos Aires), Banco Bradesco Europe S.A. (Luxembourg), Bradesco North America LLC (New York), Bradesco Securities, Inc. (New York), Bradesco Securities UK Limited (London), Cidade Capital Markets Ltd. (Grand Cayman), Bradesco Securities Hong Kong Limited (Hong Kong), Bradesco Trade Services Limited (Hong Kong) and Bradescard Mexico, Sociedad de Responsabilidad Limitada (Mexico).

No income from transactions with a single customer or counterparty abroad represented 10% of the Organization's income in the period of 2019, 2018 and 2017.

All transactions between operating segments are conducted on an arm's length basis, with intra-segment revenue and costs being eliminated in "Other operations, adjustments and eliminations". Income and expenses directly associated with each segment are included in determining business-segment performance.